Significant Accounting Policies and Recent Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Principles of Consolidation
Principles of consolidation. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”). The consolidated financial statements include the accounts of Icon, Maui and Positano and have been prepared on the basis described in Note 1 “Basis of presentation and general information” above. All intercompany balances and transactions have been eliminated upon consolidation. Icon, as the holding company, determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity. Under Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 810 “Consolidation”, a voting interest entity is an entity in which the total equity investment at risk is deemed sufficient to absorb the expected losses of the entity, the equity holders have all the characteristics of a controlling financial interest and the legal entity is structured with substantive voting rights. The holding company consolidates voting interest entities in which it owns all, or at least a majority (generally, greater than 50%) of the voting interest. Variable interest entities (“VIE”) are entities, as defined under ASC 810, that in general either have equity investors with non-substantive voting rights or that have equity investors that do not provide sufficient financial resources for the entity to support its activities. The holding company has a controlling financial interest in a VIE and is, therefore, the primary beneficiary of a VIE if it has the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. A VIE should have only one primary beneficiary which is required to consolidate the VIE. A VIE may not have a primary beneficiary if no party meets the criteria described above. The Company evaluates all arrangements that may include a variable interest in an entity to determine if it is the primary beneficiary, and would therefore be required to include assets, liabilities and operations of a VIE in its consolidated financial statements.

Use of Estimates
Use of estimates. The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to uncompleted voyages, future drydock dates, the selection of useful lives and residual values for tangible assets, expected future cash flows from long-lived assets, and changes in environmental and other regulations, to support impairment tests and any provisions necessary for accounts receivable or legal disputes and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from those estimates.

Other Comprehensive Income

Other comprehensive income. The Company follows the accounting guidance relating to comprehensive income, which requires separate presentation of certain transactions that are recorded directly as components of shareholders’ equity. The Company has no other comprehensive (loss)/income items and, accordingly, comprehensive (loss)/income equals net (loss)/income for the periods presented.

Foreign Currency Translation
Foreign currency translation. The Company’s reporting and functional currency is the U.S. Dollar (“USD” or “$”). Transactions incurred in other currencies are translated into USD using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in other currencies are translated into USD to reflect the end-of-period exchange rates. Any gains or losses from foreign currency translation into USD at the balance sheet date, as well as, differences in exchange rates between each foreign currency transaction date and its settlement date, are included in “other income, net” in the consolidated statements of (loss)/income.

Cash, Cash Equivalents and Restricted Cash
Cash, cash equivalents and restricted cash. The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents. Cash from time to time may consist of cash on hand and cash deposits held on call with banks. Cash deposits that are held for a specific purpose and cannot be used freely for general business operations are presented as “restricted cash” in the accompanying consolidated balance sheets. As of December 31, 2025, restricted cash consists of: (i) cash deposits required to be maintained throughout the term of the Company’s long-term debt and can only be applied towards repayment of the final principal installment of such debt, and (ii) cash deposits reserved for future vessel drydocking costs.

Trade Receivables
Trade receivables. The amount shown as trade receivables, at each balance sheet date, includes receivables from charterers for hire and other potential sources of income (such as ballast bonus compensation and/or holds cleaning compensation, etc.) under the Company’s charter contracts, net of any provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. There were no doubtful accounts as of December 31, 2025 and 2024.

Inventories
Inventories. Inventories consist of bunkers (during periods when vessels are unemployed, undergoing drydocking or special survey or under voyage charters), lubricants and provisions on board each vessel. Inventories are stated at the lower of cost or net realizable value. Net realizable value is the estimated selling price less reasonably predictable costs of disposal and transportation. Cost is determined by the first in, first out method.

Vessels, Net
Vessels, net. Vessels are stated at cost net of accumulated depreciation and impairment, if any. The cost of a vessel consists of the contract price plus any direct expenses incurred upon acquisition, including improvements, delivery expenses and other expenditures to prepare the vessel for its intended use which is to provide worldwide transportation services for dry bulk commodities. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of a vessel; otherwise these amounts are expensed as incurred.

Vessels' Depreciation
Vessels’ depreciation. Depreciation is computed using the straight-line method over the estimated useful life of a vessel, after considering the estimated salvage value. Each vessel’s salvage value is equal to the product of its lightweight tonnage and estimated scrap rate. Salvage values are periodically reviewed and revised, if needed, to recognize changes in conditions, new regulations or for other reasons. Revisions of salvage value affect the depreciable amount of the vessels and affect depreciation expense in the period of the revision and future periods. Management estimates the useful life of the Company’s vessels to be 25 years from the date of her initial delivery from the shipyard.

Impairment of Long-Lived Assets
Impairment of long-lived assets. The Company reviews its vessels for impairment whenever events or changes in circumstances indicate that the carrying amount of a vessel may not be recoverable. When the estimate of future undiscounted cash flows expected to be generated by the use of a vessel is less than its carrying amount, the Company evaluates the vessel for an impairment loss. Measurement of the impairment loss is based on the fair value of the vessel in comparison to her carrying value, including unamortized deferred drydocking costs and any related intangible assets. In this respect, management regularly reviews the carrying amount of its vessels in connection with their estimated recoverable amount.

As of December 31, 2025 and 2024, the Company’s management assessed that the prevailing dry bulk market conditions indicated that the carrying amount of one of the Company’s vessels may potentially not be fully recoverable and, therefore, performed further analysis by comparing such vessel’s carrying amount to its undiscounted operating cash flows projected to be generated throughout its estimated remaining useful life. The Company estimates future undiscounted operating cash flows based on assumptions regarding vessels utilization, time charter rates, operating expenses, capital expenditure, residual value, and useful life. The exercise resulted that the vessel’s carrying amount is recoverable and no impairment charge should be recognized. As of the same date, the Company’s management concluded that no impairment indicators were present for the Company’s other vessels and, therefore, no further analysis should be carried out. As of December 31, 2023, the Company’s management concluded that no impairment indicators were present for the Company’s vessel and, therefore, no further analysis should be carried out.

Segmental Reporting
Segmental reporting. The Company transports dry bulk cargoes along global shipping routes through its ownership and operation of dry bulk vessels. The Company has identified its Chairwoman and Chief Executive Officer as the Chief Operations Decision Maker (“CODM”) in accordance with ASC 280 “Segment Reporting.” The CODM manages the business on a consolidated basis and uses the net (loss)/income as reported on the consolidated statement of (loss)/income to allocate resources, make operating decisions and assess performance, without discrete financial information for each charter type, customer, vessel or vessel type. Also, when the Company charters a vessel, the charterer is generally free to trade such vessel worldwide or within broad geographical limits and, therefore, the disclosure of geographical information is impracticable. Additionally, the vessels serve the same type of customers, have similar operations and maintenance requirements, operate in the same regulatory environment, and are subject to similar economic characteristics. As a result, the Company has identified one single reportable segment and the assets of such segment are presented under the caption “Total Assets” in the accompanying consolidated balance sheets. The significant expense category of the Company’s sole reportable segment is vessel operating expenses as reported on the consolidated statements of (loss)/income. The Company, based on the principles of ASC 280 — “Segment Reporting,” believes that disaggregating into more than one reportable segment, would not be meaningful or informative.

Drydocking and Special Survey Costs
Drydocking and special survey costs. The Company’s vessels are subject to regularly scheduled drydocking and special surveys which are carried out every 30 or 60 months to coincide with the renewal of the related certificates issued by the classification societies, unless a further extension is obtained in rare cases and under certain conditions. Drydocking and special survey costs are accounted under the deferral method whereby the actual costs incurred are deferred and amortized on a straight-line basis over the period through the date the next survey is scheduled to become due. Costs qualifying for deferral mainly relate to shipyard costs, hull preparation and painting, inspection of hull structure and mechanical components, steelworks, machinery works, and electrical works as well as lodging and subsistence of personnel dispatched to the yard site to supervise. The amortization charge related to drydocking and special survey costs is presented in “amortization of deferred drydocking costs” in the accompanying consolidated statements of (loss)/income. If a drydocking and/or a special survey is performed prior to its originally scheduled date, any remaining unamortized balance from previous events is immediately expensed. Unamortized balances of vessels that are sold are also written-off and included in the calculation of the resulting gain or loss in the period of the vessel’s sale.

Issuance Costs
Issuance costs. Issuance costs directly attributable to a proposed or actual offering of securities,  are deferred and charged against the gross proceeds of that offering, to the extent that those instruments are classified as equity. For instruments classified as assets or liabilities, issuance costs are immediately expensed. Deferred issuance costs relating to aborted offerings are also immediately expensed. Issuance costs include underwriting, legal, accounting and advisory fees, printing, marketing and distribution costs, listing fees, transfer agent fees, regulatory compliance costs, insurance, and other incremental costs incurred in connection with a particular offering.

Crew, Repairs and Maintenance
Crew, repairs and maintenance. All crew, repair and maintenance expenses are expensed in the period incurred. Such costs are included in “vessels operating expenses” in the accompanying consolidated statements of (loss)/income.

Revenues and Deferred Revenue
Revenues, voyage expenses and deferred revenue. Revenues are primarily generated from time charter agreements. Time charter agreements contain a lease when they meet the criteria of a lease under ASC 842 and are accounted for as operating leases. Time charter agreements customarily contain a minimum non-cancellable period and an extension period at the option of the charterer. Each lease term is assessed at the inception of that lease. Under a time-charter agreement, the charterer pays a daily hire for the use of the vessel and reimburses the owner for cargo hold cleanings, extra insurance premiums for navigating in high-risk areas and any damages caused by such charterer. Additionally, the charterer pays directly, or reimburses the Company, for substantially all port and canal dues, as well as for bunkers consumed during the term of the time charter. Such costs are included in “voyage expenses, net”. The owner pays commissions on the daily hire, to both the charterer and the brokers, as well as to the vessel’s commercial manager. Brokerage and commercial management commissions are direct costs and are recorded in “voyage expenses, net”, whereas commissions to charterers are deducted from revenue.

Under a time-charter agreement, the owner provides services related to the operation and the maintenance of the vessel, including crew, spares and repairs, which are recognized in “vessel operating expenses”. Time charter revenues are recognized over the term of the charter as service is performed, when they become fixed and determinable. Revenue generated from variable lease payments is recognized in the period when changes in the facts and circumstances on which the variable lease payments are based occur.

The Company, as lessor, has elected not to allocate the consideration in the agreement to the separate lease and non-lease components (operation and maintenance of the vessel), as their timing and pattern of transfer to the charterer, as the lessee, are the same and the lease component, if accounted for separately, would be classified as an operating lease. Additionally, the lease component is considered the predominant component as the Company has assessed that more value is ascribed to the lease of the vessel rather than to the services provided under the time charter contracts.

Deferred revenue includes cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met, including any deferred revenue resulting from charter agreements providing for varying annual rates, which are accounted for on a straight-line basis.

For the years ended December 31, 2025, 2024 and 2023, all of the Company’s revenue derived from lease contracts where the Company is the lessor. During the same periods, the Company’s major charterers that individually accounted for more than 10% of the Company’s revenue, were as follows:

	% of Company’s revenue during the years ended December 31,
Charterer	2025	2024	2023
A	71%	100%	100%
B	23%	—	—

Voyage Expenses
Voyage expenses primarily consist of bunker fuel consumption, port dues, canal tolls, brokerage and commercial management commissions, and other expenses directly associated to the performance of a particular charter. Apart from  commissions, voyage expenses mainly arise from voyage charters, or when a vessel is repositioning or unemployed.

Furthermore, in time charters, bunker fuel remaining on board the vessel on commencement of the charter is sold to charterers and then repurchased on completion. This may result in gains or losses equal to the difference between the book value of bunker fuel and the value for which such bunker fuel is sold to charterers. These gains or losses, if any, are reported within “other operating income”.

The Company made an accounting policy election not to recognize as “contract fulfillment costs” the costs incurred between the charter party date (or, if later, the date the vessel was redelivered from her preceding charter) and the delivery date to the charterer. Such costs mainly relate to bunker fuel consumption and occasionally port dues and canal tolls, and are recognized as incurred in “voyage expenses”.

Accounting for Financial Instruments
Accounting for financial instruments. The principal financial assets of the Company consist of cash and cash equivalents, amounts due from related parties and trade receivables. The principal financial liabilities of the Company consist of accounts payable, accrued liabilities and debt. The particular recognition methods applicable to each class of financial instrument are disclosed in the relevant significant policy description of each item, or clarified below as applicable.

Earnings/(Loss) per Common Share
Earnings/(Loss) per common share. Basic earnings/(loss) per common share are computed by dividing net (loss)/income available to common shareholders by the weighted average number of common shares outstanding during the year. Diluted earnings/(loss) per common share are computed using the ‘if converted’ method to reflect the potential dilution that could occur if securities or other contracts to issue common shares were exercised. If the effect of such securities or other contracts to issue common shares is determined to be antidilutive, it is excluded from the calculation of diluted earnings/(loss) per common share.

Fair Value Measurements
Fair value measurements. The Company follows the provisions of ASC 820, “Fair Value Measurements and Disclosures” which defines, and provides guidance as to the measurement of fair value. ASC 820 creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data, for example, the reporting entity’s own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy.

Commitments and Contingencies
Commitments and contingencies. Commitments are recognized when the Company has a present legal or constructive obligation as a result of past events and it is probable that an outflow of resources embodying economic benefits will be required to settle this obligation, and a reliable estimate of the amount of the obligation can be made. Provisions are reviewed at each balance sheet date and adjusted to reflect the present value of the expenditure expected to be required to settle the obligation. Contingent liabilities are not recognized in the consolidated financial statements but are disclosed unless the possibility of an outflow of resources embodying economic benefits is remote. Contingent assets are not recognized in the consolidated financial statements but are disclosed when an inflow of economic benefits is probable.

Interest Income
Interest Income. Interest earned on cash, cash equivalents and restricted cash deposits is recognized as earned and presented in “interest income” in the accompanying consolidated statements of (loss)/income.

Finance Costs
Finance costs. Costs incurred in connection with entering into new, or amending existing, loan agreements or other financing arrangements, including arrangement, advisory, legal, and other fees and expenses, are deferred and amortized over the life of the related loan or financing arrangement using the effective interest method. Unamortized deferred finance costs relating to loans or other financing arrangements repaid or refinanced, meeting the criteria of debt extinguishment, are expensed in the period of such repayment or refinancing. Deferred finance costs are presented net of accumulated amortization as a deduction from the corresponding liability in the accompanying consolidated balance sheets. Amortization of deferred finance costs is included in “interest and finance costs, net” in the accompanying consolidated statements of (loss)/income.

Distinguishing Liabilities from Equity
Distinguishing liabilities from equity. The Company follows the provisions of ASC 480 “Distinguishing Liabilities from Equity” to determine the classification of certain freestanding financial instruments as either equity or liability. In its assessment, the Company also identifies any embedded features and examines whether those features, other than those with de minimis value, fall under the definition of a derivative according to the provisions of ASC 815 “Derivatives and Hedging,” or whether those features affect classification or require bifurcation. Financial instruments meeting the classification of liability, are initially recognized at fair value with any excess of such fair value over the proceeds received recognized as a loss in the consolidated statements of (loss)/income. In turn, financial instruments classified as liabilities at fair value are remeasured at each balance sheet date, with any resulting (loss)/gain from changes in such fair value being recorded in the consolidated statements of (loss)/income. Upon settlement, financial instruments classified as liabilities at fair value are marked to their fair value at the settlement date, the liability is settled, and shares issued, if any, are recorded in equity with appropriate allocation between par value and additional paid in capital.

Going Concern
Going concern. By applying the provisions of ASC 205-40 “Presentation of Financial Statements–Going Concern,” the Company’s management evaluates whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the financial statements are issued. As of the date the accompanying consolidated financial statements were issued, the Company’s management did not identify any such conditions or events and, therefore, the Company continues to prepare its financial statements by using the going concern basis of accounting.

General and Administrative Expenses
General and administrative expenses. General and administrative expenses are recognized as incurred and include expenses associated with being a public company, such as stock exchange fees, regulatory and compliance costs, investor relations, and incremental director and officer liability insurance premiums. General and administrative expenses also include general corporate expenses, audit, legal, advisory and other professional fees, directors’ remuneration, and compensation for the Company’s executives and corporate secretary. See Note 3 “Transactions with Related Parties” for further information regarding the compensation for the Company’s executives and corporate secretary.

Contracts in the Company's Own Equity
Contracts in the Company’s Own Equity. The Company accounts for freestanding equity-linked instruments that are potentially indexed to, and potentially settled in, its own stock, in accordance with ASC 815-40 “Derivatives and Hedging—Contracts in Entity’s Own Equity” regardless of whether the instrument has all the characteristics of a derivative. The Company evaluates all conditions necessary for equity classification pursuant to the guidance in that subsection, including the instrument’s contingent exercise and settlement provisions to determine whether such instrument is indexed to its own stock. Instruments that meet such conditions qualify as equity; otherwise, they are classified as assets or liabilities, in which case they are measured at fair value at each balance sheet date, with any resulting (loss)/gain from changes in such fair value being recorded in the consolidated statements of (loss)/income.

Right of use assets under finance leases
Right of use assets under finance leases. Vessel leases, where the Company is regarded as the lessee, are classified as either operating leases or finance leases, based on an assessment of the terms of the lease. The determination of whether an arrangement is, or contains, a finance lease is based on the substance of the arrangement at the commencement date and is assessed in accordance with the criteria set in ASC 842 “Leases”. Finance leases are accounted for as acquisitions of the leased assets and the incurrence of an obligation by the lessee. According to the provisions of ASC 842 “Leases”, at the commencement date, the Company measures (a) the lease liability at the present value of the lease payments to be made over the lease term, using the discount rate determined on such date and (b) the right of use asset under finance lease, which consists of the amount of the initial measurement of the lease liability, any lease payments made to the lessor on or before the commencement date, less any lease incentives received, and any initial direct costs incurred by the lessee. The lease liability and right of use asset under finance lease are included in “Long-term debt, net of deferred finance costs” (with appropriate allocation between current and non-current portions) and “Vessels, net,” respectively, in the accompanying consolidated balance sheet.

After commencement of a finance lease, the Company remeasures the lease liability by (a) increasing its carrying amount to reflect the interest implicit to the finance lease and (b) reducing its carrying amount to reflect the lease payments made during the period. The right of use asset under finance lease is amortized from the lease commencement date to the remaining useful life of the underlying asset since the Company has either the obligation or is reasonably certain to exercise its option to purchase such underlying asset. For finance leases, interest expense is determined using the effective interest method and is included in “Interest and finance costs, net” in the consolidated statements of (loss)/income, whereas amortization of the right of use asset under finance lease is recognized on a straight line basis over the useful life of such underlying asset and is included in “Depreciation expense” in the consolidated statements of (loss)/income. Right of use assets under finance leases are reviewed periodically for potential impairment in line with the Company’s policy for impairment of long-lived assets.

Dividends on preferred shares and dividends paid in kind
Dividends on preferred shares and dividends paid in kind. The Company has a multi-class capital structure consisting of common and preferred shares. In accordance with ASC 505 “Equity” and ASC 260 “Earnings Per Share (EPS)”, cumulative dividends on preferred shares, whether or not declared, are deducted from net (loss)/income of the relevant period to derive the net (loss)/income attributable to common shareholders. When dividends are paid in-kind, in the form of additional shares, the Company records the issuance of such additional shares at their contractual stated amount.

Accounting for Down Round Features and Recent Accounting Pronouncements - Not Yet Adopted
Accounting for down round features. In accordance with ASC 815 “Derivatives and Hedging” the Company defines a down round feature as a feature in a financial instrument that reduces the strike price of an issued financial instrument if the issuer sells shares of its stock for an amount less than the currently stated strike price of the issued financial instrument, or issues an equity-linked financial instrument with a strike price below the currently stated strike price of the issued financial instrument, provided that standard antidilution provisions are not considered down round features. Upon the occurrence of an event that triggers a down round feature, the Company follows the guidance of ASC 260 “Earnings Per Share” to measure the value of the effect of the down round feature. Accordingly, that effect is treated as a dividend and as a reduction of income available to common shareholders in basic earnings per share, and the value of such effect is measured as the difference between (a) the fair value of the financial instrument (without the down round feature) with a strike price corresponding to the currently stated strike price of the issued instrument (that is, before the strike price reduction) and (b) the fair value of the financial instrument (without the down round feature) with a strike price corresponding to the reduced strike price upon the down round feature being triggered.

Recent Accounting Pronouncements - Not Yet Adopted. In November 2024, the FASB issued ASU 2024-03, “Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”. The standard is intended to require more detailed disclosure about specified categories of expenses (including employee compensation, depreciation, and amortization) included in certain expense captions presented on the face of the income statement. This ASU is effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either prospectively to financial statements issued for reporting periods after the effective date of this ASU or retrospectively to all prior periods presented in the financial statements. The Company is currently assessing the impact this standard will have on its consolidated financial statements.